LIQUIDITY RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 1,558	$ 1,772	$ 1,894
Less than 1 year [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	1,786	1,965
1 year to 5 years [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	163	233
Carrying amount [member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 1,949	$ 2,198